Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share Capital	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Total Taro Shareholders' Equity [Member]	Non-controlling Interest [Member]
Balance at Mar. 31, 2017	$ 2,073,806	$ 680	$ 262,445	$ (148,133)	$ (498,675)	$ 2,451,177	$ 2,067,494	$ 6,312
Balance, shares at Mar. 31, 2017		40,513,000
Repurchase of treasury stock	$ (111,334)				(111,334)		(111,334)
Repurchase of treasury stock, shares	(1,085,694)	(1,085,000)
Comprehensive (loss) income, net of tax	$ 37,848			37,848			37,848
Net income	210,079					211,150	211,150	(1,071)
Balance at Mar. 31, 2018	2,210,399	$ 680	262,445	(110,285)	(610,009)	2,662,327	2,205,158	5,241
Balance, shares at Mar. 31, 2018		39,428,000
Repurchase of treasury stock	$ (84,501)				(84,501)		(84,501)
Repurchase of treasury stock, shares	(888,719)	(889,000)
Comprehensive (loss) income, net of tax	$ (33,823)			(33,823)			(33,823)
Dividend paid	(500,000)					(500,000)	(500,000)
Cumulative-effect adjustment for income taxes resulting from intra-entity transfers	36,925					36,925	36,925
Net income	282,122					281,777	281,777	345
Balance at Mar. 31, 2019	1,911,122	$ 680	262,445	(144,108)	(694,510)	2,481,029	1,905,536	5,586
Balance, shares at Mar. 31, 2019		38,539,000
Repurchase of treasury stock	$ (26,984)				(26,984)		(26,984)
Repurchase of treasury stock, shares	(280,719)	(281,000)
Comprehensive (loss) income, net of tax	$ (18,929)			(18,929)			(18,929)
Net income	244,550					244,241	244,241	309
Balance at Mar. 31, 2020	$ 2,109,759	$ 680	$ 262,445	$ (163,037)	$ (721,494)	$ 2,725,270	$ 2,103,864	$ 5,895
Balance, shares at Mar. 31, 2020		38,258,000